J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Small Cap Core Fund

Prospectus and Summary Prospectus dated April 10, 2017

JPMorgan Growth and Income Fund

JPMorgan Small Cap Core Fund

JPMorgan Value Advantage Fund

Prospectus and Summary Prospectus dated July 31, 2017

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Small Cap Growth Fund

Prospectus and Summary Prospectus dated July 31, 2017

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Growth Advantage Fund

Prospectus and Summary Prospectus dated May 26, 2017

JPMorgan Growth Advantage Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing

SUP-USEQ-817

agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Diversified Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.08%
Class C	1.58%
Class I	0.83%

JPMorgan Dynamic Small Cap Growth Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%

JPMorgan Equity Focus Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%

JPMorgan Growth Advantage Fund

JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R3	1.14%
Class R4	0.89%
Class R5	0.74%
Class R6	0.64%

JPMorgan Growth and Income Fund

JPMorgan Large Cap Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.94%
Class C	1.44%
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Intrepid Mid Cap Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R3	1.14%
Class R4	0.89%
Class R6	0.64%

JPMorgan Intrepid Sustainable Equity Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%

JPMorgan Intrepid Value Fund

The expense caps of the Fund’s Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Large Cap Value Fund

The expense caps of the Fund’s Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class C	1.44%
Class I	0.69%
Class R2	1.19%
Class R5	0.54%
Class R6	0.44%

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R5	0.74%
Class R6	0.64%

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R6	0.74%

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R5	0.84%
Class R6	0.74%

JPMorgan U.S. Equity Fund

The expense caps of the Fund’s Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan U.S. Large Cap Core Plus Fund

The expense caps of the Fund’s Class A, Class C, Class I and Class R2 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%
Class R2	1.45%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE